REVENUES Revenue - Lease Payment Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 38,221	$ 43,994
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	6,215	6,826
2 to 3 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	9,821	11,229
Later than four years and not later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	7,160	8,268
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 15,025	$ 17,671